Certain Balance Sheet Items Other long term assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid property and equipment	$ 85,000	$ 0
Prepaid insurance and services	284	385
Deferred Costs - service contracts	13	56
Other	3	2
Other Assets	$ 85,300	$ 443